Goodwill (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill
2020	Swiss Universal Bank	International Wealth Management	Asia Pacific	Investment Bank	Credit Suisse Group	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	607	1,494	995	5,446	8,554
Goodwill acquired during the year	0	9	98	24	131
Foreign currency translation impact	(29)	(112)	(62)	(113)	(316)
Other	(3)	(39)	(10)	0	(52)
Balance at end of period	575	1,352	1,021	5,357	8,317
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	3,879	3,891
Balance at end of period	0	0	0	3,879	3,891
Net book value (CHF million)
Net book value	575	1,352	1,021	1,478	4,426
2019
Gross amount of goodwill (CHF million)
Balance at beginning of period	615	1,544	1,018	5,468	8,657
Foreign currency translation impact	(5)	(22)	(13)	(22)	(62)
Other	(3)	(28)	(10)	0	(41)
Balance at end of period	607	1,494	995	5,446	8,554
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	3,879	3,891
Balance at end of period	0	0	0	3,879	3,891
Net book value (CHF million)
Net book value	607	1,494	995	1,567	4,663
1
Gross amount of goodwill and accumulated impairment include CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.

Bank
Goodwill
2020	Swiss Universal Bank	International Wealth Management	Asia Pacific	Investment Bank	Bank	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	589	1,481	986	4,783	7,851
Goodwill acquired during the year	0	9	98	24	131
Foreign currency translation impact	(30)	(113)	(68)	(73)	(284)
Other	(2)	(39)	(11)	0	(52)
Balance at end of period	557	1,338	1,005	4,734	7,646
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	3,879	3,891
Balance at end of period	0	0	0	3,879	3,891
Net book value (CHF million)
Net book value	557	1,338	1,005	855	3,755
2019
Gross amount of goodwill (CHF million)
Balance at beginning of period	597	1,531	1,009	4,798	7,947
Foreign currency translation impact	(5)	(22)	(13)	(15)	(55)
Other	(3)	(28)	(10)	0	(41)
Balance at end of period	589	1,481	986	4,783	7,851
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	3,879	3,891
Balance at end of period	0	0	0	3,879	3,891
Net book value (CHF million)
Net book value	589	1,481	986	904	3,960
1
Gross amount of goodwill and accumulated impairment include goodwill of CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.